SHARE-BASED COMPENSATION (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 48	$ 46	$ 38
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	(19)	(18)	(15)
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax	$ 29	$ 28	$ 23
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax, Per Basic Share | $ / shares	$ 0.12	$ 0.11	$ 0.09
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax, Per Diluted Share | $ / shares	$ 0.12	$ 0.11	$ 0.09
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	$ 6	$ 5	$ 4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance | shares	757,412
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period | $ / shares	$ 53.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period | shares	0	0	0
Exercised Stock Options | shares	(227,815)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 54.48
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 12	$ 33	$ 41
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period | shares	(1,600)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price | $ / shares	$ 36.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance | shares	527,997	757,412
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period | $ / shares	$ 53.62	$ 53.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares	527,997
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price | $ / shares	$ 53.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	2.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number | shares	527,997
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares	$ 53.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	2.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 21
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested In Period, Total Fair Value		$ 1	$ 2
Restricted Stock Units Issued By Subsidiary, Outstanding | shares	570,218
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	6,148,009
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	$ 12
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares	6,148,009
Restricted stock units issued by subsidary | shares	278,538	468,339	1,014,899
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	$ 52
IENova Plans [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Share-based Liabilities Paid	4	$ 3	$ 0
San Diego Gas and Electric Company [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	8	8	8
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	4	3	3
Southern California Gas Company [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	10	8	8
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	$ 2	$ 2	$ 1